Financing Receivables - Past Due (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Past Due Financing Receivable
Total Recorded Investment	$ 22,421	$ 31,153
Total Lease Receivable and Loan Receivable Portfolio Segments
Past Due Financing Receivable
Total Recorded Investment	18,590	19,301
Recorded Investment Not Accruing	235	300
Recorded investment, impaired financing receivables with related allowance	191	249
Impaired financing receivables, related allowance	171	219
Total Lease Receivable and Loan Receivable Portfolio Segments | Total Past Due > 90 days
Past Due Financing Receivable
Recorded Investment > 90 Days	465	782
Recorded Investment > 90 Days and Accruing	253	494
Billed Invoices > 90 Days and Accruing	29	52
Total Lease Receivable and Loan Receivable Portfolio Segments | Americas
Past Due Financing Receivable
Total Recorded Investment	10,144	10,644
Total Lease Receivable and Loan Receivable Portfolio Segments | EMEA
Past Due Financing Receivable
Total Recorded Investment	5,087	5,016
Total Lease Receivable and Loan Receivable Portfolio Segments | Asia Pacific
Past Due Financing Receivable
Total Recorded Investment	3,359	3,641
Lease receivables
Past Due Financing Receivable
Total Recorded Investment	5,567	6,320
Recorded Investment Not Accruing	69	97
Lease receivables | Total Past Due > 90 days
Past Due Financing Receivable
Recorded Investment > 90 Days	234	385
Recorded Investment > 90 Days and Accruing	168	292
Billed Invoices > 90 Days and Accruing	14	24
Lease receivables | Americas
Past Due Financing Receivable
Total Recorded Investment	3,419	3,827
Recorded Investment Not Accruing	41	57
Lease receivables | Americas | Total Past Due > 90 days
Past Due Financing Receivable
Recorded Investment > 90 Days	187	310
Recorded Investment > 90 Days and Accruing	147	256
Billed Invoices > 90 Days and Accruing	11	19
Lease receivables | EMEA
Past Due Financing Receivable
Total Recorded Investment	1,186	1,341
Recorded Investment Not Accruing	17	16
Lease receivables | EMEA | Total Past Due > 90 days
Past Due Financing Receivable
Recorded Investment > 90 Days	28	25
Recorded Investment > 90 Days and Accruing	13	9
Billed Invoices > 90 Days and Accruing	2	1
Lease receivables | Asia Pacific
Past Due Financing Receivable
Total Recorded Investment	963	1,152
Recorded Investment Not Accruing	11	24
Lease receivables | Asia Pacific | Total Past Due > 90 days
Past Due Financing Receivable
Recorded Investment > 90 Days	19	49
Recorded Investment > 90 Days and Accruing	7	27
Billed Invoices > 90 Days and Accruing	1	3
Loan receivables
Past Due Financing Receivable
Total Recorded Investment	13,022	12,981
Recorded Investment Not Accruing	166	203
Loan receivables | Total Past Due > 90 days
Past Due Financing Receivable
Recorded Investment > 90 Days	231	397
Recorded Investment > 90 Days and Accruing	85	202
Billed Invoices > 90 Days and Accruing	15	29
Loan receivables | Americas
Past Due Financing Receivable
Total Recorded Investment	6,726	6,817
Recorded Investment Not Accruing	72	99
Loan receivables | Americas | Total Past Due > 90 days
Past Due Financing Receivable
Recorded Investment > 90 Days	127	259
Recorded Investment > 90 Days and Accruing	71	166
Billed Invoices > 90 Days and Accruing	11	24
Loan receivables | EMEA
Past Due Financing Receivable
Total Recorded Investment	3,901	3,675
Recorded Investment Not Accruing	72	73
Loan receivables | EMEA | Total Past Due > 90 days
Past Due Financing Receivable
Recorded Investment > 90 Days	77	98
Recorded Investment > 90 Days and Accruing	8	25
Billed Invoices > 90 Days and Accruing	3	3
Loan receivables | Asia Pacific
Past Due Financing Receivable
Total Recorded Investment	2,395	2,489
Recorded Investment Not Accruing	21	31
Loan receivables | Asia Pacific | Total Past Due > 90 days
Past Due Financing Receivable
Recorded Investment > 90 Days	26	40
Recorded Investment > 90 Days and Accruing	6	11
Billed Invoices > 90 Days and Accruing	$ 2	$ 1